SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Tables
Accounting for Share-Based Payments

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2012	2011

Risk-free interest rate	2.26%	3.90%
Expected volatility	78.53%	117%
Dividend yield	none	none
Expected term	5 years	5 years